RIGHT OF USE ASSETS AND LEASES (Tables)	12 Months Ended
Jun. 30, 2022
Right of use assets and leases [abstract]
Right of use assets
Amounts in R million Note
Mine plant
facilities and
equipment
Mine property
and
development Total
June 30, 2022
Cost 31.2 58.4 89.6
Opening balance 26.8 47.3 74.1
Additions 6.0 9.9 15.9
Lease modifications - 1.2 1.2
Lease derecognitions (1.6) - (1.6)
Accumulated depreciation (13.0) (28.9) (41.9)
Opening balance (6.2) (18.8) (25.0)
Depreciation (8.4) (10.1) (18.5)
Lease derecognitions 1.6 - 1.6
Carrying value 18.2 29.5 47.7
June 30, 2021
Cost 26.8 47.3 74.1
Opening balance 11.1 45.0 56.1
Additions 16.7 - 16.7
Lease modifications - 2.3 2.3
Lease derecognitions (1.0) - (1.0)
Accumulated depreciation (6.2) (18.8) (25.0)
Opening balance (2.9) (8.3) (11.2)
Depreciation (4.3) (10.5) (14.8)
Lease derecognitions 1.0 - 1.0
Carrying value 20.6 28.5 49.1

Lease liabilities
Amounts in R million Note 2022 2021
Reconciliation of the lease liabilities balance:
Balance at the beginning of the year 54.8 47.1
New leases 9 15.9 16.7
Lease modifications 9 1.2 2.3
Interest charge on lease liabilities 7 4.2 4.5
Repayment of lease liabilities (19.7) (11.6)
Interest repaid (4.1) (4.2)
Balance at the end of the year 52.3 54.8
Current portion of lease liabilities (19.5) (16.9)
Non-current lease liabilities 32.8 37.9
Maturity analysis of undiscounted contractual cash flows:
Less than a year 22.4 20.5
One to five years 35.1 42.0
More than 5 years 2.1 1.3
Total

undiscounted lease liabilities at the end of the year
59.6 63.8
Lease payments not recognised as a liability but expensed during the year:
Short-term leases (2.5) (1.4)
Leases of low value assets

(8.6) (7.7)
Cash flows included in cash generated from operating activities (11.1) (9.1)